Stockholders' Equity (Deficit) (Annual and Quarter) (Detail) (USD $)	3 Months Ended				9 Months Ended		12 Months Ended	37 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended		3 Months Ended				12 Months Ended		0 Months Ended				9 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012	Apr. 30, 2012	Dec. 31, 2010	Sep. 08, 2011 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 30, 2011 Restricted Stock [Member]	Sep. 08, 2011 Restricted Stock [Member]	Sep. 30, 2012 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Mar. 31, 2012 Restricted Stock [Member]	Sep. 30, 2011 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Oct. 17, 2011 Private Placement [Member] Investor's Commitment [Member]	Sep. 01, 2012 Private Placement [Member]	Oct. 17, 2011 Private Placement [Member]	Sep. 01, 2011 Private Placement [Member]	Sep. 30, 2012 Private Placement [Member]	Jun. 14, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Sep. 30, 2012 Placement Agent Fees [Member] Warrant [Member]	Sep. 30, 2012 Placement Agent Fees [Member]	Sep. 30, 2012 Long-Term Incentive Plan [Member]	Dec. 31, 2011 Long-Term Incentive Plan [Member]
Proceeds from Convertible Debt (in Dollars)						$ 500,000																			$ 1,500,000		$ 1,500,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)					28,135,234		28,135,234																		22,091,311	1,500,000	22,091,311
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.001				0.001			0.001																0.10	0.10		0.10		0.75
Conversion Price Per Share (in Dollars per share)																										$ 0.0679	$ 1
Percentage Of Beneficial Ownership Interests																												4.99%		4.99%
Capital Stock Shares, Authorized	685,000,000				685,000,000		685,000,000	685,000,000
Common Stock, Shares Authorized	680,000,000				680,000,000		680,000,000	680,000,000		680,000,000
Preferred Stock, Shares Authorized	5,000,000				5,000,000		5,000,000	5,000,000
Common Stock Shares, Issued and Outstanding	125,135,112				125,135,112		126,845,641	125,135,112
Preferred Stock, Shares Issued	1,700,000				1,700,000		1,500,000	1,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																	35,000,000	35,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period														2,420,000
Stock Granted During Period, Value, Share-based Compensation, Net of Forfeitures (in Dollars)												13,872	0	33,910	0
Share-based Compensation (in Dollars)												13,872	0	4,240	0			5,466			0	5,446	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																1,550,115	320,825	0	13,085,842	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value (in Dollars per share)											$ 21,784					$ 1,550,616
Private Placement, Authorized Amount (in Dollars)																													10,000,000
Private Placement, Price per unit (in Dollars per share)																													$ 1.00
Private Placement, Number of Share, Component per unit																													2
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	6,500,000				6,500,000			6,500,000																2,945,509				2,945,509	1			26,700
Private Placement, Units Sold																												445,000
Proceeds from Issuance of Private Placement (in Dollars)	232,500	186,523			400,022			400,022																				445,000
Private Placement, Shares and Warrants Issued																												890,000
Placement Agent, Commission Percentage																															3.00%	10.00%
Placement Agent Fees, Cash (in Dollars)																																44,500
Shares Offered in Escrow									25,000,000
Purchase Of Preferred Stock Shares	200,000																							200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	770,000	6,608,218	2,495,325				2,420,000					770,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(375,000)	(1,980,333)										375,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures (in Dollars)				$ 0															$ 5,234,337